UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21454

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments

Diversified Mid-Cap Growth Fund	September 30, 2018

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

Unaudited

Portfolio of Investments‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 99.2%		
CONSUMER DISCRETIONARY 15.4%		
Auto Components 0.7%		
Aptiv	95,900	8,046
		8,046
Automobiles 0.2%		
Ferrari (1)	15,220	2,084
		2,084
Diversified Consumer Services 0.9%		
Bright Horizons Family Solutions (2)	18,300	2,156
Grand Canyon Education (2)	15,000	1,692
Service Corporation International	105,400	4,659
Sotheby's (1)(2)	29,300	1,441
		9,948
Hotels, Restaurants & Leisure 4.5%		
Aramark	55,300	2,379
Choice Hotels International	22,900	1,908
Domino's Pizza	15,200	4,481
Dunkin' Brands Group (1)	73,500	5,418
Extended Stay America, Equity Units	80,600	1,631
Hilton Worldwide Holdings	102,146	8,251
MGM Resorts International	120,500	3,363
Norwegian Cruise Line Holdings (2)	53,300	3,061
Papa John's International (1)	24,900	1,277
Restaurant Brands International	45,200	2,679
Royal Caribbean Cruises	24,900	3,236
Wynn Resorts	32,500	4,129
Yum China Holdings	96,700	3,395
Yum! Brands	41,600	3,782
		48,990
Household Durables 1.1%		
Mohawk Industries (2)	22,400	3,928

Newell Brands (1)	45,800	930
NVR (2)	1,770	4,373
Toll Brothers	69,000	2,279
		11,510
Internet & Direct Marketing Retail 0.4%		
Ctrip.com International, ADR (1)	46,100	1,714
Farfetch, Class A (2)	13,994	381
Wayfair, Class A (1)	14,210	2,098
		4,193
Media 0.5%		
Altice USA, Class A	25,258	458
Interpublic Group	53,000	1,212
Live Nation Entertainment (2)	30,100	1,640
Omnicom Group (1)	24,800	1,687
		4,997
Multiline Retail 1.5%		
Dollar General	89,900	9,826
Dollar Tree (2)	75,600	6,165
		15,991
Specialty Retail 4.6%		
AutoZone (2)	2,300	1,784
Burlington Stores (2)	53,300	8,684
CarMax (1)(2)	58,900	4,398
Five Below (2)	21,000	2,731
Michaels (1)(2)	42,200	685
O'Reilly Automotive (2)	18,100	6,286
Ross Stores	109,400	10,842
Tiffany	30,100	3,882
Tractor Supply	23,800	2,163
Ulta Beauty (2)	21,800	6,150
Williams-Sonoma (1)	23,400	1,538
		49,143

Textiles, Apparel & Luxury Goods 1.0%		
Lululemon Athletica (2)	21,600	3,510
PVH	12,300	1,776
Tapestry	110,000	5,530
		10,816
Total Consumer Discretionary		165,718
CONSUMER STAPLES 3.5%		
Beverages 0.5%		
Brown-Forman, Class B	80,992	4,094
Keurig Dr Pepper	48,200	1,117
		5,211
Food & Staples Retailing 0.4%		
Casey's General Stores	16,200	2,092
PriceSmart	8,500	688
Sprouts Farmers Market (1)(2)	46,000	1,261
		4,041
Food Products 1.6%		
Conagra Brands	50,600	1,719
Hershey Foods	50,200	5,120
Hormel Foods (1)	45,000	1,773
McCormick	41,000	5,402
Tyson Foods, Class A	56,800	3,381
		17,395
Household Products 1.0%		
Church & Dwight	94,200	5,593
Clorox	35,500	5,339
		10,932
Total Consumer Staples		37,579
ENERGY 1.9%		
Energy Equipment & Services 0.1%		
Oceaneering International (2)	34,700	958
		958

Oil, Gas & Consumable Fuels 1.8%		
Cabot Oil & Gas	152,700	3,439
Centennial Resource Development, Class A (1)(2)	126,785	2,770
Cimarex Energy	8,100	753
Concho Resources (2)	17,612	2,690
Diamondback Energy (1)	22,500	3,042
HollyFrontier	23,800	1,664
Jagged Peak Energy (1)(2)	202,900	2,806
Venture Global LNG, Series B, Acquisition Date: 3/8/18, Cost $118 (2)(3)(4)	39	203
Venture Global LNG, Series C, Acquisition Date: 10/16/17 - 3/8/18, Cost $1,703 (2)(3)(4)	458	2,381
		19,748
Total Energy		20,706
FINANCIALS 7.6%		
Banks 1.9%		
BankUnited	45,702	1,618
Fifth Third Bancorp	56,700	1,583
First Republic Bank	72,700	6,979
Pinnacle Financial Partners	21,000	1,263
Signature Bank	13,700	1,573
SVB Financial Group (2)	12,500	3,886
Webster Financial	59,445	3,505
		20,407
Capital Markets 3.5%		
Cboe Global Markets	71,300	6,842
E*TRADE Financial (2)	41,900	2,195
FactSet Research Systems	7,950	1,779
Invesco	23,900	547
Lazard, Class A	85,800	4,130
MarketAxess Holdings	15,000	2,677
Moody's	45,800	7,658
MSCI	20,000	3,548
Nasdaq	28,500	2,445
Northern Trust	18,300	1,869

State Street	7,300	612
TD Ameritrade Holding	73,900	3,904
		38,206
Consumer Finance 0.3%		
Discover Financial Services	39,400	3,012
		3,012
Insurance 1.9%		
Assurant	28,500	3,077
Axis Capital Holdings	30,600	1,766
Fidelity National Financial	94,200	3,707
Progressive	76,400	5,427
Willis Towers Watson	44,100	6,215
		20,192
Total Financials		81,817
HEALTH CARE 13.8%		
Biotechnology 4.1%		
Agios Pharmaceuticals (1)(2)	9,500	733
Alexion Pharmaceuticals (2)	22,700	3,155
Alkermes (1)(2)	72,900	3,094
Alnylam Pharmaceuticals (2)	36,100	3,159
BioMarin Pharmaceutical (2)	64,400	6,245
Bluebird Bio (1)(2)	12,400	1,810
Blueprint Medicines (1)(2)	7,400	578
Exact Sciences (1)(2)	40,800	3,220
Exelixis (1)(2)	102,400	1,815
FibroGen (2)	17,500	1,063
Incyte (2)	60,500	4,179
Madrigal Pharmaceuticals (1)(2)	2,989	640
Neurocrine Biosciences (2)	39,322	4,835
Sage Therapeutics (1)(2)	16,853	2,380
Sarepta Therapeutics (1)(2)	15,100	2,439
Seattle Genetics (1)(2)	40,119	3,094
TESARO (1)(2)	20,881	815

Ultragenyx Pharmaceutical (1)(2)	10,400	794
		44,048
Health Care Equipment & Supplies 3.4%		
Align Technology (2)	14,500	5,673
Cooper	30,000	8,314
Hologic (2)	142,500	5,840
IDEXX Laboratories (2)	25,200	6,291
Novocure (2)	20,600	1,079
STERIS (1)	16,800	1,922
Teleflex	21,200	5,641
West Pharmaceutical Services	16,000	1,976
		36,736
Health Care Providers & Services 2.7%		
Acadia Healthcare (1)(2)	54,313	1,912
AmerisourceBergen	26,600	2,453
Centene (2)	55,000	7,963
DaVita (2)	22,498	1,611
Henry Schein (1)(2)	37,200	3,163
Molina Healthcare (2)	33,000	4,907
Universal Health Services, Class B	17,100	2,186
WellCare Health Plans (2)	14,053	4,504
		28,699
Health Care Technology 1.0%		
athenahealth (2)	5,100	681
Cerner (2)	36,200	2,332
Medidata Solutions (1)(2)	28,900	2,119
Veeva Systems, Class A (2)	47,700	5,193
		10,325
Life Sciences Tools & Services 1.6%		
Agilent Technologies	73,000	5,149
Bruker (1)	43,800	1,465
Illumina (2)	2,985	1,096
IQVIA Holdings (2)	20,400	2,647
Mettler-Toledo International (2)	8,800	5,359

QIAGEN (2)	37,300	1,413
		17,129
Pharmaceuticals 1.0%		
Catalent (2)	48,179	2,194
Elanco Animal Health (1)(2)	25,562	892
GW Pharmaceuticals, ADR (1)(2)	7,000	1,209
Jazz Pharmaceuticals (2)	18,100	3,043
Nektar Therapeutics (2)	22,600	1,378
Zoetis	24,200	2,216
		10,932
Total Health Care		147,869
INDUSTRIALS & BUSINESS SERVICES 18.6%		
Aerospace & Defense 2.8%		
BWX Technologies	46,100	2,883
Harris	49,800	8,427
Huntington Ingalls Industries	17,400	4,456
L3 Technologies	21,600	4,592
Textron	39,000	2,787
TransDigm Group (2)	17,800	6,627
		29,772
Air Freight & Logistics 0.4%		
CH Robinson Worldwide	27,600	2,703
Expeditors International of Washington	23,800	1,750
		4,453
Airlines 1.3%		
Alaska Air Group	71,600	4,931
American Airlines Group	93,400	3,860
Copa Holdings, Class A	17,800	1,421
United Continental Holdings (2)	41,700	3,714
		13,926
Building Products 1.1%		
A.O. Smith	57,700	3,079
Allegion (1)	52,100	4,719

Fortune Brands Home & Security	85,751	4,490
		12,288
Commercial Services & Supplies 2.5%		
ADT (1)	181,900	1,708
Cintas	26,200	5,183
Copart (2)	86,700	4,468
KAR Auction Services	78,500	4,686
Ritchie Bros Auctioneers	36,300	1,311
Rollins	62,500	3,793
Stericycle (2)	15,300	898
Waste Connections	59,875	4,776
		26,823
Construction & Engineering 0.1%		
Valmont Industries	12,300	1,704
		1,704
Electrical Equipment 1.6%		
Acuity Brands	6,700	1,053
AMETEK	26,537	2,100
Generac Holdings (2)	28,100	1,585
Hubbell	35,200	4,702
Rockwell Automation	21,300	3,994
Sensata Technologies Holding (2)	74,400	3,686
		17,120
Industrial Conglomerates 0.4%		
Roper Technologies	13,100	3,880
		3,880
Machinery 3.1%		
Donaldson (1)	38,100	2,220
Flowserve (1)	28,700	1,570
Fortive	53,500	4,505
Graco	57,300	2,655
IDEX	18,575	2,798
Middleby (1)(2)	18,700	2,419
Nordson (1)	19,200	2,667

PACCAR	31,100	2,121
Snap-on	20,900	3,837
Toro	33,900	2,033
WABCO Holdings (2)	11,100	1,309
Wabtec (1)	29,800	3,125
Xylem	26,000	2,077
		33,336
Marine 0.1%		
Kirby (1)(2)	11,000	905
		905
Professional Services 3.2%		
CoStar Group (2)	16,400	6,902
Equifax	44,400	5,797
IHS Markit (2)	71,243	3,844
ManpowerGroup	15,500	1,332
Nielsen Holdings	106,600	2,949
Robert Half International	29,700	2,090
TransUnion	75,400	5,548
Verisk Analytics (2)	50,200	6,052
		34,514
Road & Rail 1.2%		
Genesee & Wyoming, Class A (2)	25,900	2,357
JB Hunt Transport Services	18,300	2,176
Kansas City Southern	28,400	3,217
Landstar System	11,200	1,366
Old Dominion Freight Line	15,700	2,532
Schneider National, Class B	57,595	1,439
		13,087
Trading Companies & Distributors 0.8%		
Fastenal (1)	16,700	969
HD Supply Holdings (2)	124,400	5,323
Watsco	10,900	1,941
		8,233
Total Industrials & Business Services		200,041

INFORMATION TECHNOLOGY 31.2%		
Communications Equipment 1.0%		
Motorola Solutions	41,200	5,362
Palo Alto Networks (2)	23,400	5,271
		10,633
Electronic Equipment, Instruments & Components 3.2%		
Amphenol, Class A	83,100	7,813
CDW	60,700	5,398
Cognex	39,000	2,177
Coherent (1)(2)	20,160	3,471
Corning	108,800	3,841
FLIR Systems	16,800	1,033
IPG Photonics (2)	14,400	2,247
Keysight Technologies (2)	102,400	6,787
Littelfuse	9,386	1,857
		34,624
Internet Software & Services 2.4%		
2U (1)(2)	12,000	902
Dropbox, Class A (1)(2)	49,524	1,329
GoDaddy, Class A (2)	51,700	4,311
IAC/InterActiveCorp (2)	22,000	4,768
Match Group (1)(2)	68,400	3,961
MercadoLibre (1)	4,000	1,362
Shopify, Class A (1)(2)	12,300	2,023
Twilio, Class A (1)(2)	17,400	1,501
VeriSign (2)	29,500	4,724
Zillow Group, Class A (1)(2)	30,300	1,339
		26,220
IT Services 8.2%		
Black Knight (2)	94,525	4,911
Booz Allen Hamilton Holding	139,800	6,938
CoreLogic (2)	78,400	3,874
EPAM Systems (2)	13,700	1,886
Euronet Worldwide (2)	21,700	2,175

Fidelity National Information Services	74,900	8,169
Fiserv (2)	119,200	9,820
FleetCor Technologies (2)	31,600	7,200
Gartner (2)	55,900	8,860
Genpact (1)	45,400	1,390
Global Payments	66,200	8,434
Leidos Holdings	62,300	4,309
Paychex	35,400	2,607
Sabre	111,300	2,903
WEX (2)	18,800	3,774
Worldpay, Class A (2)	102,700	10,400
		87,650
Semiconductors & Semiconductor Equipment 5.3%		
Entegris	132,400	3,833
KLA-Tencor	69,100	7,028
Lam Research (1)	30,200	4,581
Marvell Technology Group	294,430	5,683
Maxim Integrated Products	153,900	8,678
Microchip Technology (1)	109,900	8,672
Monolithic Power Systems	21,200	2,661
Skyworks Solutions	104,900	9,516
Xilinx	82,000	6,574
		57,226
Software 10.8%		
Ansys (2)	8,400	1,568
Atlassian, Class A (2)	92,483	8,891
Autodesk (2)	47,800	7,462
Cadence Design Systems (2)	107,100	4,854
CDK Global	64,000	4,004
DocuSign (1)(2)	6,197	326
Electronic Arts (2)	17,500	2,109
Ellie Mae (1)(2)	24,000	2,274
Fortinet (2)	33,400	3,082
Guidewire Software (1)(2)	51,000	5,152
Pivotal Software, Class A (1)(2)	97,502	1,909

Proofpoint (2)	26,900	2,860
RealPage (1)(2)	52,210	3,441
Red Hat (2)	64,900	8,845
ServiceNow (2)	47,900	9,371
Splunk (2)	54,900	6,638
SS&C Technologies Holdings	92,900	5,279
Symantec	219,900	4,679
Synopsys (2)	45,500	4,487
Tableau Software, Class A (1)(2)	40,015	4,471
Take-Two Interactive Software (2)	20,100	2,774
Tyler Technologies (2)	16,000	3,921
Ultimate Software Group (1)(2)	16,500	5,316
Workday, Class A (1)(2)	53,673	7,835
Zendesk (2)	38,500	2,733
Zynga, Class A (2)	470,100	1,885
		116,166
Technology Hardware, Storage & Peripherals 0.3%		
Pure Storage, Class A (2)	101,797	2,641
		2,641
Total Information Technology		335,160
MATERIALS 4.1%		
Chemicals 1.9%		
Air Products & Chemicals	16,700	2,790
Axalta Coating Systems (2)	73,400	2,140
Celanese	28,100	3,204
CF Industries Holdings	39,000	2,123
PolyOne	22,400	979
PPG Industries	24,900	2,717
RPM International	63,700	4,137
Valvoline (1)	113,519	2,442
		20,532
Construction Materials 0.8%		
Eagle Materials	19,500	1,662

Vulcan Materials	60,300	6,706
		8,368
Containers & Packaging 1.3%		
Ball (1)	210,800	9,273
International Paper	41,400	2,035
Sealed Air (1)	75,600	3,035
		14,343
Metals & Mining 0.1%		
Wheaton Precious Metals	66,300	1,160
		1,160
Total Materials		44,403
Real Estate 2.1%		
Equity Real Estate Investment Trusts 1.9%		
American Campus Communities, REIT	42,070	1,732
CubeSmart, REIT	48,300	1,378
Equinix, REIT	3,390	1,468
Federal Realty Investment Trust, REIT	8,200	1,037
Iron Mountain, REIT	54,200	1,871
MGM Growth Properties, Class A, REIT (1)	69,800	2,058
SBA Communications, REIT (2)	50,100	8,048
SL Green Realty, REIT	16,000	1,560
VEREIT, REIT	175,940	1,277
		20,429
Real Estate Management & Development 0.2%		
Jones Lang LaSalle	14,300	2,064
WeWork, Class A, Acquisition Date: 12/9/14 - 5/26/15, Cost $132 (2)(3)(4)	9,059	595
		2,659
Total Real Estate		23,088
TELECOMMUNICATION SERVICES 0.2%		
Diversified Telecommunication Services 0.2%		
Zayo Group Holdings (2)	53,400	1,854
Total Telecommunication Services		1,854

UTILITIES 0.8%		
Gas Utilities 0.3%		
Atmos Energy	40,800	3,832
		3,832
Multi-Utilities 0.2%		
NiSource	79,300	1,976
		1,976
Water Utilities 0.3%		
American Water Works	33,369	2,935
		2,935
Total Utilities		8,743
Total Common Stocks (Cost $720,682)		**1,066,978**
CONVERTIBLE PREFERRED STOCKS 0.7%		
CONSUMER DISCRETIONARY 0.2%		
Internet & Direct Marketing Retail 0.2%		
Airbnb, Series D, Acquisition Date: 4/16/14, Cost $516 (2)(3)(4)	12,672	1,488
Airbnb, Series E, Acquisition Date: 7/14/15, Cost $185 (2)(3)(4)	1,981	232
Total Consumer Discretionary		1,720
INFORMATION TECHNOLOGY 0.2%		
Software 0.2%		
Slack Technologies, Series H, Acquisition Date: 8/17/18, Cost $671 (2)(3)(4)	56,388	671
Tanium, Series G, Acquisition Date: 8/26/15, Cost $985 (2)(3)(4)	198,465	1,726
Total Information Technology		2,397
REAL ESTATE 0.3%		
Real Estate Management & Development 0.3%		
WeWork, Series D-1, Acquisition Date: 12/9/14, Cost $316 (2)(3)(4)	18,959	1,246
WeWork, Series D-2, Acquisition Date: 12/9/14, Cost $248 (2)(3)(4)	14,896	979
WeWork, Series E, Acquisition Date: 6/23/15, Cost $428 (2)(3)(4)	13,014	856
Total Real Estate		3,081

Total Convertible Preferred Stocks (Cost $3,349)		**7,198**

SHORT-TERM INVESTMENTS 0.1%

Money Market Funds 0.1%

T. Rowe Price Government Reserve Fund, 2.09% (5)(6)	1,537,470	1,537
Total Short-Term Investments (Cost $1,537)		**1,537**

SECURITIES LENDING COLLATERAL 9.3%

Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 9.3%

Short-Term Funds 9.3%

T. Rowe Price Short-Term Fund, 2.16% (5)(6)	10,018,574	100,186
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		100,186
Total Securities Lending Collateral (Cost $100,186)		**100,186**

Total Investments in Securities 109.3% of Net Assets (Cost $825,754)		**$ 1,175,899**

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at September 30, 2018 – total value of such securities at period-end amounts to $98,816. See Note 3.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $10,377 and represents 1.0% of net assets.
(4) Level 3 in fair value hierarchy. See Note 2.
(5) Seven-day yield
(6) Affiliated Company
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2018 (for further detail by category, please refer to the accompanying Portfolio of Investments):

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2018.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2018. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2018, totaled $2,680,000 for the period ended September 30, 2018. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. During the period, transfers out of Level 3 were because observable market data became available for the security.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2018, the value of loaned securities was $98,816,000; the value of cash collateral and related investments was $100,848,000.

NOTE 4 – RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date November 21, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date November 21, 2018

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 21, 2018